NATURE OF BUSINESS AND ORGANIZATION (Details)	12 Months Ended
	Jan. 31, 2013 item	Jan. 31, 2012
NATURE OF BUSINESS AND ORGANIZATION
Period of termination of the Trust after the death of the survivor of persons named in the exhibit	21 years
Number of persons named in the exhibit to the Agreement of Trust	25
Age of the youngest survivor	52 years
Beneficial interest in the Trust (in units)	13,120,010	13,120,010